MERRILL LYNCH
                                                    LARGE CAP
                                                    VALUE FUND

                                                    Merrill Lynch
                                                    Large Cap Series Funds, Inc.

                               [GRAPHIC OMITTED]

                                    STRATEGIC
                                             Performance

                                                    Annual Report
                                                    October 31, 2000

MERRILL LYNCH LARGE CAP VALUE FUND

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Arthur Zeikel, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
   Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Portfolio Information As of 10/31/00

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

Exxon Mobil Corporation ..............................................   2.5%
Merck & Co., Inc. ....................................................   2.2
Philip Morris Companies Inc. .........................................   2.0
Chevron Corporation ..................................................   1.7
The Boeing Company ...................................................   1.6
Citigroup Inc. .......................................................   1.5
Bank of America Corporation ..........................................   1.4
FleetBoston Financial Corporation ....................................   1.4
Texaco Inc. ..........................................................   1.2
CIGNA Corporation ....................................................   1.2

                                                                      Percent of
Ten Largest Industries                                                Net Assets

Financial Services ...................................................   6.3%
Oil--Integrated ......................................................   6.0
Petroleum ............................................................   5.0
Insurance ............................................................   4.9
Electronics ..........................................................   4.2
Banking ..............................................................   3.9
Pharmaceuticals ......................................................   3.1
Oil Services .........................................................   3.1
Aerospace ............................................................   2.6
Oil--International Integrated ........................................   2.5

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

DEAR SHAREHOLDER

During the last 10 years, we have witnessed excellent management from the executive branch of government and from the Federal Reserve Board. Some believe that the higher-than-normal price/earnings multiples we are enjoying are a reflection of the confidence gained through skillful management executed by the financial regulators of our country. After six interest rate increases in 12 months, the Federal Reserve Board has opted to put monetary policy on hold.

It now appears that interest rates will not be raised unless further increases in inflation are evident and/or the stock market and economy appear to re-energize, which would force the Federal Reserve Board to make a preemptive strike. There is no doubt that the interest rate increases have had an impact on the growth rate of the economy, which had been reaching boom status. In particular, interest rate-sensitive consumer areas have all retreated somewhat. Most important, the NASDAQ went through a major decline in March, falling by 40%, shaking confidence in technology stocks and damaging the psyche for all investors. With stock options so prevalent in technology stocks, the impact of that fall was negative for retail consumption.

The rate change in retail sales has been more coincident with the NASDAQ's volatility in this cycle than in any other cycle since the post World War II period. The prevalence of stock options and aggressive trading by many has made the retail sales cycle, and, therefore, the economy, subject to the volatility that is being witnessed in these markets. However, history shows that retail sales weakness reflecting stock market declines does not last very long if stock prices recover.

The Federal Reserve Board faces the same pressures that it was confronted with at the beginning of the year. If the economy and the markets continue to move forward in the second half of this year, further interest rate increases will be necessary. While there has been some slowdown, employment numbers continue to be healthy, total retail sales trends are still good and many retailers are now planning an increase in promotions to stimulate sales even further. Underlying this is that consumer confidence is still near an all-time high. Personal income is now growing ahead of consumption, indicating that consumers have the ability to be more aggressive on the retail sales front if the outlook brightens.

So far this year, the major market averages have been mixed. The market has been a battleground for old economy stocks relative to new economy stocks, as witnessed by the shifts between the two groups. Old economy stocks are purchased gingerly when the market outlook is unfavorable, and new economy stocks are gobbled up aggressively during periods of optimism and recovery. The tremendous flow of funds in the early part of the year could not lift stock prices, and now the flow of funds into equities is starting to recede. The public's enormous asset allocation shift during the 1990s, which doubled exposure to equities and reduced exposure to fixed-income and liquid assets, may actually be slowing. Therefore, the flow of funds going into the market is not likely to be as powerful as it was during the past decade. This makes the upside potential of the market somewhat questionable and the potential downside greater if things go wrong in the Federal Reserve Board's management of the financial arena.

Fiscal Year in Review

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000(R) Value Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Since inception (December 22, 1999) through October 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +16.40%, +15.40%, +15.40% and +16.10%, respectively. (Fund results shown reflect the effect of fee waiver and expense reimbursement, but do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.) This compares favorably to the +8.09% total return of the benchmark unmanaged Russell 1000 Value Index for the same period. Our investment outperformance was largely attributable to contributions from superior stock selection and sector weightings in technology and healthcare as well as a significant underweighting in communication services. Specific securities contributing positively to performance included Scientific-Atlanta, Inc. and Advanced Micro Devices, Inc.

We are positioned for some reduction in market uncertainties after the presidential election, hoping for a year-end rally with some renewed confidence in the longevity of the business cycle and achievement of a soft landing. Accordingly, we are overweighted in energy and technology, while retaining underweights in financials and communication services. We remain tilted toward the lower end of the permissible capitalization range, as we anticipate continued outperformance of mid cap and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Value Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

December 4, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                    6 Month      Since Inception
As of October 31, 2000                            Total Return     Total Return
================================================================================
ML Large Cap Value Fund Class A Shares               +7.28%           +16.40%
--------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares               +6.65            +15.40
--------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares               +6.65            +15.40
--------------------------------------------------------------------------------
ML Large Cap Value Fund Class D Shares               +7.10            +16.10
================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Total Return Based on a $10,000 Investment--Class A Shares and Class B Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Russell 1000 Value Index. Beginning and ending values are:

                                                          12/22/99**     10/00
Merrill Lynch Large Cap Value Fund+--Class A Shares*       $ 9,475      $11,029
Merrill Lynch Large Cap Value Fund+--Class B Shares*       $10,000      $11,140
Russell 1000 Value Index++                                 $10,000      $10,809

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Large Cap Value Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

      Past performance is not predictive of future performance.

Aggregate Total Return

                                               % Return Without    % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (12/22/99) through 9/30/00                +13.10%           +7.16%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (12/22/99) through 9/30/00                 +12.30%           +8.30%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

Total Return Based on a $10,000 Investment--Class C Shares and Class D Shares

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Russell 1000 Value Index. Beginning and ending values are:

                                                            12/22/99**    10/00
Merrill Lynch Large Cap Value Fund+--Class C Shares*         $10,000     $11,440
Merrill Lynch Large Cap Value Fund+--Class D Shares*         $ 9,475     $11,000
Russell 1000 Value Index++                                   $10,000     $10,809

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Large Cap Value Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

      Past performance is not predictive of future performance.

Aggregate Total Return

                                                        % Return      % Return
                                                      Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (12/22/99) through 9/30/00                     +12.30%        +11.30%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (12/22/99) through 9/30/00                 +12.90%          +6.97%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
** Assuming maximum sales charge. Merrill Lynch Large Cap Value Fund, October 31, 2000


                                     4 & 5

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
VALUE FUND    As of October 31, 2000
===============================================================================
Assets:       Investment in Master Large Cap Value Portfolio,
                at value (identified cost--$73,373,542) ........   $ 76,553,096
              Prepaid registration fees and other assets .......         44,167
                                                                   ------------
              Total assets .....................................     76,597,263
                                                                   ------------
===============================================================================
Liabilities:  Payable to distributor ...........................         23,545
              Other liabilities ................................         63,625
                                                                   ------------
              Total liabilities ................................         87,170
                                                                   ------------
===============================================================================
Net Assets:   Net assets .......................................   $ 76,510,093
                                                                   ============
===============================================================================
Net Assets    Class A Shares of Common Stock, $.10 par value,
Consist of:     100,000,000 shares authorized ..................   $    139,297
              Class B Shares of Common Stock, $.10 par value,
                200,000,000 shares authorized ..................        312,310
              Class C Shares of Common Stock, $.10 par value,
                100,000,000 shares authorized ..................        137,683
              Class D Shares of Common Stock, $.10 par value,
                100,000,000 shares authorized ..................         72,143
              Paid-in capital in excess of par .................     72,920,945
              Accumulated realized capital losses on investments
                from the Portfolio--net ........................       (251,839)
              Unrealized appreciation on investments from the
                Portfolio--net .................................      3,179,554
                                                                   ------------
              Net assets .......................................   $ 76,510,093
                                                                   ============
===============================================================================
Net Asset     Class A--Based on net assets of $16,211,291 and
Value:          1,392,967 shares outstanding ...................   $      11.64
                                                                   ============
              Class B--Based on net assets of $36,037,226 and
                3,123,097 shares outstanding ...................   $      11.54
                                                                   ============
              Class C--Based on net assets of $15,884,921 and
                1,376,833 shares outstanding ...................   $      11.54
                                                                   ============
              Class D--Based on net assets of $8,376,655 and
                721,425 shares outstanding .....................   $      11.61
                                                                   ============
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
VALUE FUND         For the Period December 22, 1999+ to October 31, 2000
============================================================================================================
Investment         Investment income allocated from the Portfolio ...............                 $   86,072
Income (Loss):     Expenses allocated from the Portfolio ........................                    (74,855)
                                                                                                  ----------
                   Net investment income from the Portfolio .....................                     11,217
                                                                                                  ----------
============================================================================================================
Expenses:          Registration fees ............................................   $   94,675
                   Offering costs ...............................................       35,833
                   Account maintenance and distribution fees--Class B ...........       22,373
                   Account maintenance and distribution fees--Class C ...........        8,751
                   Printing and shareholder reports .............................        6,800
                   Professional fees ............................................        3,500
                   Accounting services ..........................................        2,120
                   Account maintenance fees--Class D ............................        1,442
                   Transfer agent fees--Class A .................................        1,042
                   Transfer agent fees--Class B .................................          487
                   Transfer agent fees--Class C .................................          221
                   Transfer agent fees--Class D .................................          129
                   Other ........................................................          944
                                                                                    ----------
                   Total expenses before reimbursement ..........................      178,317
                   Reimbursement of expenses ....................................     (131,257)
                                                                                    ----------
                   Total expenses after reimbursement ...........................                     47,060
                                                                                                  ----------
                   Investment loss--net .........................................                    (35,843)
                                                                                                  ----------
============================================================================================================
Realized &         Realized loss on investments from the Portfolio--net .........                   (251,839)
Unrealized Gain    Unrealized appreciation on investments from the Portfolio--net                  3,179,554
(Loss) From the                                                                                   ----------
Portfolio--Net:    Net Increase in Net Assets Resulting from Operations                           $2,891,872
                                                                                                  ==========
============================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                     For the Period
LARGE CAP                                                                        Dec. 22, 1999+ to
VALUE FUND      Increase (Decrease) in Net Assets:                               October 31, 2000
==================================================================================================
Operations:     Investment loss--net .............................................   $    (35,843)
                Realized loss on investments from the Portfolio--net .............       (251,839)
                Unrealized appreciation on investments from the Portfolio--net ...      3,179,554
                                                                                     ------------
                Net increase in net assets resulting from operations .............      2,891,872
                                                                                     ------------
==================================================================================================
Capital Share   Net increase in net assets derived from capital share transactions     73,118,221
Transactions:                                                                        ------------
==================================================================================================
Net Assets:     Total increase in net assets .....................................     76,010,093
                Beginning of period ..............................................        500,000
                                                                                     ------------
                End of period ....................................................   $ 76,510,093
                                                                                     ============
==================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     6 & 7

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios
MERRILL             have been derived from information provided
LYNCH               in the financial statements.                         For the Period Dec. 22, 1999+ to Oct. 31, 2000
LARGE CAP                                                         -------------------------------------------------------------
VALUE FUND          Increase (Decrease) in Net Asset Value:        Class A          Class B          Class C          Class D
===============================================================================================================================
Per Share           Net asset value, beginning of period ......   $    10.00       $    10.00       $    10.00       $    10.00
Operating                                                         ----------       ----------       ----------       ----------
Performance:        Investment loss--net ......................           --++++         (.01)            (.01)              --++++
                    Realized and unrealized gain on investments
                      from the Portfolio--net .................         1.64             1.55             1.55             1.61
                                                                  ----------       ----------       ----------       ----------
                    Total from investment operations ..........         1.64             1.54             1.54             1.61
                                                                  ----------       ----------       ----------       ----------
                    Net asset value, end of period ............   $    11.64       $    11.54       $    11.54       $    11.61
                                                                  ==========       ==========       ==========       ==========
===============================================================================================================================
Total Investment    Based on net asset value per share ........        16.40%+++        15.40%+++        15.40%+++        16.10%+++
Return:**                                                         ==========       ==========       ==========       ==========
===============================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..........         1.32%*           2.55%*           2.54%*           1.74%*
Net Assets:                                                       ==========       ==========       ==========       ==========
                    Expenses++ ................................         5.32%*           3.91%*           4.05%*           3.78%*
                                                                  ==========       ==========       ==========       ==========
                    Investment loss--net ......................         (.07%)*         (1.05%)*         (1.04%)*          (.25%)*
                                                                  ==========       ==========       ==========       ==========
===============================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..   $   16,211       $   36,037       $   15,885       $    8,377
Data:                                                             ==========       ==========       ==========       ==========
===============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LARGE CAP VALUE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on December 22, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 50,000 capital shares of the Fund on October 20, 1999 to Fund Asset Management, L.P. ("FAM") for $500,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in conformity with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $35,843 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ..........................................     .25%             .75%
Class C ..........................................     .25%             .75%
Class D ..........................................     .25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period December 22, 1999 to October 31, 2000, FAM reimbursed the Fund for expenses of $131,257.

For the period December 22, 1999 to October 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                           FAMD          MLPF&S
--------------------------------------------------------------------------------
Class D .................................................  $812         $139,128
--------------------------------------------------------------------------------

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period December 22, 1999 to October 31, 2000 were $73,831,816 and $217,653, respectively.


                                     8 & 9

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH LARGE CAP VALUE FUND

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $73,118,221 for the period December 22, 1999 to October 31, 2000.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000                    Shares       Amount
-------------------------------------------------------------------------------
Shares sold ............................                1,392,726   $15,468,318
Shares redeemed ........................                  (12,259)     (136,927)
                                                        ---------   -----------
Net increase ...........................                1,380,467   $15,331,391
                                                        =========   ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class B Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000                    Shares       Amount
-------------------------------------------------------------------------------
Shares sold ............................                3,143,539   $35,034,547
Shares redeemed ........................                  (32,942)     (363,249)
                                                        ---------   -----------
Net increase ...........................                3,110,597   $34,671,298
                                                        =========   ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
December 22, 1999+ to October 31, 2000                    Shares       Amount
-------------------------------------------------------------------------------
Shares sold ............................                1,374,022   $15,301,352
Shares redeemed ........................                   (9,689)     (107,437)
                                                        ---------   -----------
Net increase ...........................                1,364,333   $15,193,915
                                                        =========   ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

-------------------------------------------------------------------------------
Class D Shares for the Period                                           Dollar
December 22, 1999+ to October 31, 2000                     Shares       Amount
-------------------------------------------------------------------------------
Shares sold ............................                  722,851   $ 8,073,304
Shares redeemed ........................                  (13,926)     (151,687)
                                                          -------   -----------
Net increase ...........................                  708,925   $ 7,921,617
                                                          =======   ===========
-------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

5. Capital Loss Carryforward:

At October 31, 2000, the Fund had a net capital loss carryforward of approximately $149,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Large Cap Value Fund
(One of the Series constituting Merrill Lynch
Large Cap Series Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Large Cap Value Fund as of October 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Large Cap Value Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 11, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Master Large Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------
                             Shares                                                              Percent of
Industry                      Held                   Common Stocks                     Value     Net Assets
===========================================================================================================
Aerospace                    18,400   The Boeing Company                              $ 1,247,750      1.6%
                             21,600   Lockheed Martin Corporation                         774,360      1.0
                                                                                      -----------    -----
                                                                                        2,022,110      2.6
-----------------------------------------------------------------------------------------------------------
Aerospace &                   6,100   Northrop Grumman Corporation                        512,400      0.7
Defense
-----------------------------------------------------------------------------------------------------------
Banking                      22,900   Bank of America Corporation                       1,100,631      1.4
                             11,700   Capital One Financial Corporation                   738,562      1.0
                             26,800   Golden State Bancorp Inc.                           700,150      0.9
                              5,800   Northern Trust Corporation                          495,175      0.6
                                                                                      -----------    -----
                                                                                        3,034,518      3.9
-----------------------------------------------------------------------------------------------------------
Building Products            22,400   Valero Energy Corporation                           740,600      1.0
-----------------------------------------------------------------------------------------------------------
Commercial Services          14,200  +Quanta Services, Inc.                               441,088      0.6
-----------------------------------------------------------------------------------------------------------
Communications               12,200   SBC Communications Inc.                             703,788      0.9
-----------------------------------------------------------------------------------------------------------
Computer Services             2,400   Electronic Data Systems Corporation                 112,650      0.1
Electronics
-----------------------------------------------------------------------------------------------------------
Computer Services/            1,000   International Business Machines Corporation          98,500      0.1
Software                      8,100  +NCR Corporation                                     349,312      0.5
                             14,700   Steelcase Inc. (Class A)                            259,088      0.3
                             18,300  +Tech Data Corporation                               761,738      1.0
                                                                                      -----------    -----
                                                                                        1,468,638      1.9
-----------------------------------------------------------------------------------------------------------
Computer Software            10,200  +Intuit Inc.                                         626,662      0.8
-----------------------------------------------------------------------------------------------------------
Computer Technology          15,200  +Solectron Corporation                               668,800      0.9
-----------------------------------------------------------------------------------------------------------


                                    10 & 11

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Master Large Cap Value Portfolio (continued)
-----------------------------------------------------------------------------------------------------------
                             Shares                                                              Percent of
Industry                      Held                   Common Stocks                     Value     Net Assets
===========================================================================================================
Computers &                  10,700  +Apple Computer, Inc.                            $   209,319      0.3%
Peripherals                  14,500  +SanDisk Corporation                                 779,148      1.0
                                                                                      -----------    -----
                                                                                          988,467      1.3
-----------------------------------------------------------------------------------------------------------
Drugs & Hospital              3,100   Hillenbrand Industries, Inc.                        143,375      0.2
Supplies
-----------------------------------------------------------------------------------------------------------
Electric & Gas               28,400   PG&E Corporation                                    765,025      1.0
-----------------------------------------------------------------------------------------------------------
Electrical Equipment         27,400   AVX Corporation                                     784,325      1.0
-----------------------------------------------------------------------------------------------------------
Electronic Components        13,400   Avnet, Inc.                                         360,125      0.5
-----------------------------------------------------------------------------------------------------------
Electronics                  23,300  +Arrow Electronics, Inc.                             745,600      1.0
                             27,800  +Lattice Semiconductor Corporation                   811,412      1.0
                             12,200  +SCI Systems, Inc.                                   524,600      0.7
                              5,400  +Tektronix, Inc.                                     384,750      0.5
                             26,200  +Vishay Intertechnology, Inc.                        786,000      1.0
                                                                                      -----------    -----
                                                                                        3,252,362      4.2
-----------------------------------------------------------------------------------------------------------
Electronics/Electrical       27,800  +Kemet Corp.                                         774,925      1.0
Components
-----------------------------------------------------------------------------------------------------------
Energy                       20,100   Noble Affiliates, Inc.                              737,419      1.0
-----------------------------------------------------------------------------------------------------------
Financial Services           21,600   Citigroup Inc.                                    1,136,700      1.5
                             27,500   FleetBoston Financial Corporation                 1,045,000      1.4
                             18,200  +GreenPoint Financial Corp.                          541,450      0.7
                             13,600   Lehman Brothers Holdings, Inc.                      877,200      1.1
                             11,200   MBNA Corporation                                    420,700      0.5
                             18,900   Washington Mutual, Inc.                             831,600      1.1
                                                                                      -----------    -----
                                                                                        4,852,650      6.3
-----------------------------------------------------------------------------------------------------------
Financial Services--         12,800   Household International, Inc.                       644,000      0.8
Consumer
-----------------------------------------------------------------------------------------------------------
Food Services                36,900  +The Kroger Co.                                      832,556      1.1
-----------------------------------------------------------------------------------------------------------
Foods                        30,200   ConAgra, Inc.                                       645,525      0.8
-----------------------------------------------------------------------------------------------------------
Health Care                   9,900  +Trigon Healthcare, Inc.                             709,706      0.9
                              7,700   UnitedHealth Group Incorporated                     842,188      1.1
                                                                                      -----------    -----
                                                                                        1,551,894      2.0
-----------------------------------------------------------------------------------------------------------
Health Maintenance            6,500  +Wellpoint Health Networks Inc.                      760,094      1.0
Organizations
-----------------------------------------------------------------------------------------------------------
Health Services               8,100  +Express Scripts, Inc. (Class A)                     544,219      0.7
-----------------------------------------------------------------------------------------------------------
Healthcare--                 22,900   HCA--The Healthcare Corporation                     914,569      1.2
Products & Services
-----------------------------------------------------------------------------------------------------------
Home--Builders               16,300  +International Rectifier Corp.                       727,387      0.9
-----------------------------------------------------------------------------------------------------------
Hospital Management          21,400  +Tenet Healthcare Corporation                        841,288      1.1
-----------------------------------------------------------------------------------------------------------
Hospital Supplies            14,000   Abbott Laboratories                                 739,375      0.9
                             10,900   Baxter International Inc.                           895,844      1.2
                                                                                      -----------    -----
                                                                                        1,635,219      2.1
-----------------------------------------------------------------------------------------------------------
Hotels & Casinos              9,200   MGM Grand, Inc.                                     317,975      0.4
                             35,500  +Mandalay Resort Group                               738,844      1.0
                                                                                      -----------    -----
                                                                                        1,056,819      1.4
-----------------------------------------------------------------------------------------------------------
Information                  14,900   First Data Corporation                              746,862      1.0
Processing
-----------------------------------------------------------------------------------------------------------
Insurance                     9,600   AFLAC Incorporated                                  701,400      0.9
                              7,200   American International Group, Inc.                  705,600      0.9
                              7,700   CIGNA Corporation                                   939,015      1.2
                             33,300   KeyCorp                                             822,094      1.1
                              8,500   The PMI Group, Inc.                                 627,938      0.8
                                                                                      -----------    -----
                                                                                        3,796,047      4.9
-----------------------------------------------------------------------------------------------------------
Insurance--                  26,900   Old Republic International Corporation              699,400      0.9
Multiline                     5,800   The St. Paul Companies, Inc.                        297,250      0.4
                                                                                      -----------    -----
                                                                                          996,650      1.3
-----------------------------------------------------------------------------------------------------------
Internet Software             7,500  +Network Associates, Inc.                            144,375      0.2
-----------------------------------------------------------------------------------------------------------
Internetworking              20,700  +CNET Networks, Inc.                                 652,050      0.8
-----------------------------------------------------------------------------------------------------------
Leisure                      33,300   Brunswick Corporation                               647,269      0.8
-----------------------------------------------------------------------------------------------------------
Medical                       4,200   Beckman Coulter Inc.                                294,262      0.4
                              1,600  +Lincare Holdings Inc.                                67,300      0.1
                                                                                      -----------    -----
                                                                                          361,562      0.5
-----------------------------------------------------------------------------------------------------------
Medical Services              6,000  +HEALTHSOUTH Corporation                              72,000      0.1
                              8,100  +Quest Diagnostics Incorporated                      779,625      1.0
                              8,700  +Universal Health Services, Inc. (Class B)           729,713      0.9
                                                                                      -----------    -----
                                                                                        1,581,338      2.0
-----------------------------------------------------------------------------------------------------------
Medical Supplies             17,900   DENTSPLY International Inc.                         620,906      0.8
-----------------------------------------------------------------------------------------------------------
Medical Technology            6,500   Johnson & Johnson                                   598,812      0.8
-----------------------------------------------------------------------------------------------------------
Oil                          20,500   Ashland Inc.                                        671,375      0.9
                              5,100   Conoco Inc. (Class B)                               138,656      0.2
                                                                                      -----------    -----
                                                                                          810,031      1.1
-----------------------------------------------------------------------------------------------------------
Oil & Gas Producers          52,300  +Ocean Energy Inc.                                   725,663      0.9
                             27,300   Questar Corporation                                 738,806      1.0
                                                                                      -----------    -----
                                                                                        1,464,469      1.9
-----------------------------------------------------------------------------------------------------------
Oil--Integrated              12,400   Amerada Hess Corporation                            768,800      1.0
                             15,700   Chevron Corporation                               1,289,362      1.7
                             13,800   Phillips Petroleum Company                          852,150      1.1
                             25,200   Sunoco, Inc.                                        754,425      1.0
                             16,300   Texaco Inc.                                         962,719      1.2
                                                                                      -----------    -----
                                                                                        4,627,456      6.0
-----------------------------------------------------------------------------------------------------------
Oil--International           21,700   Exxon Mobil Corporation                           1,935,369      2.5
Integrated
-----------------------------------------------------------------------------------------------------------


                                    12 & 13

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Large Cap Value Portfolio (concluded)
-----------------------------------------------------------------------------------------------------------
                             Shares                                                              Percent of
Industry                      Held                   Common Stocks                     Value     Net Assets
===========================================================================================================
Oil Services                 23,100   Baker Hughes Incorporated                       $   794,062      1.0%
                             12,100   Kerr-McGee Corporation                              790,281      1.0
                             29,500   USX-Marathon Group                                  802,031      1.1
                                                                                      -----------    -----
                                                                                        2,386,374      3.1
-----------------------------------------------------------------------------------------------------------
Petroleum                    13,100   Anadarko Petroleum Corporation                      839,055      1.1
                             12,000   Helmerich & Payne, Inc.                             377,250      0.5
                             12,700   Murphy Oil Corporation                              735,806      1.0
                             39,300   Occidental Petroleum Corporation                    781,087      1.0
                             28,300   Ultramar Diamond Shamrock Corporation               742,875      1.0
                             10,100   Unocal Corporation                                  344,663      0.4
                                                                                      -----------    -----
                                                                                        3,820,736      5.0
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals               7,700   Cardinal Health, Inc.                               729,575      0.9
                             18,700   Merck & Co., Inc.                                 1,681,831      2.2
                                                                                      -----------    -----
                                                                                        2,411,406      3.1
-----------------------------------------------------------------------------------------------------------
Retail                        5,000  +Safeway Inc.                                        273,438      0.3
                             25,100   Sears, Roebuck & Co.                                746,223      1.0
                                                                                      -----------    -----
                                                                                        1,019,661      1.3
-----------------------------------------------------------------------------------------------------------
Semiconductor                21,700  +KLA-Tencor Corporation                              733,731      0.9
Production Equipment
-----------------------------------------------------------------------------------------------------------
Semiconductors               21,100  +Cypress Semiconductor Corporation                   789,931      1.0
                             10,600   Dallas Semiconductor Corporation                    420,025      0.6
                                                                                      -----------    -----
                                                                                        1,209,956      1.6
-----------------------------------------------------------------------------------------------------------
Services                      8,400   Loews Corporation                                   763,875      1.0
-----------------------------------------------------------------------------------------------------------
Software                      5,300  +Advanced Micro Devices, Inc.                        119,912      0.2
                             13,000  +PeopleSoft, Inc.                                    567,328      0.7
                                                                                      -----------    -----
                                                                                          687,240      0.9
-----------------------------------------------------------------------------------------------------------
Strategic Growth             14,200  +Toys 'R' Us, Inc.                                   244,063      0.3
Opportunities
-----------------------------------------------------------------------------------------------------------
Technology                   30,100  +Sybase, Inc.                                        630,219      0.8
-----------------------------------------------------------------------------------------------------------
Telecommunications           20,700  +Advanced Fibre Communications, Inc.                 674,044      0.9
                             30,200  +Andrew Corporation                                  794,637      1.0
                              3,700   Verizon Communications                              213,906      0.3
                                                                                      -----------    -----
                                                                                        1,682,587      2.2
-----------------------------------------------------------------------------------------------------------
Telecommunications           10,600  +Adtran, Inc.                                        402,800      0.5
& Equipment
-----------------------------------------------------------------------------------------------------------
Tobacco                      43,000   Philip Morris Companies Inc.                      1,574,875      2.0
-----------------------------------------------------------------------------------------------------------
Transportation               28,700   Southwest Airlines Co.                              817,950      1.1
-----------------------------------------------------------------------------------------------------------
Utilities--Electric          28,500   The Southern Company                                837,188      1.1
-----------------------------------------------------------------------------------------------------------
Waste Disposal               10,300   Equitable Resources, Inc.                           597,400      0.8
Services
-----------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (Cost--$68,699,600)          71,946,754     93.3
===========================================================================================================

                              Face
                             Amount                 Short-Term Securities
===========================================================================================================
US Government            $1,100,000   Fannie Mae, 6.40% due 11/03/2000                  1,099,609      1.4
Agency Obligations*       3,812,000   Student Loan Marketing Association,
                                      6.45% due 11/01/2000                              3,812,000      4.9
-----------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost--$4,911,609)    4,911,609      6.3
===========================================================================================================
Total Investments (Cost--$73,611,209)                                                  76,858,363     99.6
Other Assets Less Liabilities                                                             279,978      0.4
                                                                                      -----------    -----
Net Assets                                                                            $77,138,341    100.0%
                                                                                      ===========    =====
===========================================================================================================

* US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
VALUE PORTFOLIO   As of October 31, 2000
==================================================================================================
Assets:           Investments, at value (identified cost--$73,611,209)                 $76,858,363
                  Receivables:
                    Contributions ....................................   $10,765,284
                    Securities sold ..................................       564,669
                    Dividends ........................................        23,717    11,353,670
                                                                         -----------
                  Prepaid expenses and other assets ..................                      17,081
                                                                                       -----------
                  Total assets .......................................                  88,229,114
                                                                                       -----------
==================================================================================================
Liabilities:      Payables:
                    Securities purchased .............................    10,774,636
                    Withdrawals ......................................        36,218
                    Investment adviser ...............................        15,640    10,826,494
                                                                         -----------
                  Accrued expenses and other liabilities .............                     264,279
                                                                                       -----------
                  Total liabilities ..................................                  11,090,773
                                                                                       -----------
==================================================================================================
Net Assets:       Net assets .........................................                 $77,138,341
                                                                                       ===========
==================================================================================================
Net Assets        Partners' capital ..................................                 $73,891,187
Consist of:       Unrealized appreciation on investments--net ........                   3,247,154
                                                                                       -----------
                  Net assets .........................................                 $77,138,341
                                                                                       ===========
==================================================================================================

See Notes to Financial Statements.


                                    14 & 15

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

STATEMENT OF OPERATIONS

MASTER LARGE CAP
VALUE PORTFOLIO          For the Period December 22, 1999+ to October 31, 2000
==========================================================================================================
Investment               Dividends (net of $51 foreign withholding tax) .....                  $    66,745
Income:                  Interest and discount earned .......................                       26,009
                                                                                               -----------
                         Total income .......................................                       92,754
                                                                                               -----------
==========================================================================================================
Expenses:                Investment advisory fees ...........................   $    49,466
                         Accounting services ................................        21,369
                         Custodian fees .....................................        13,637
                         Trustees' fees and expenses ........................         9,223
                         Professional fees ..................................         8,000
                         Offering costs .....................................         5,556
                         Pricing fees .......................................           307
                         Other ..............................................           350
                                                                                -----------
                         Total expenses before reimbursement ................       107,908
                         Reimbursement of expenses ..........................       (26,072)
                                                                                -----------
                         Total expenses after reimbursement .................                       81,836
                                                                                               -----------
                         Investment income--net .............................                       10,918
                                                                                               -----------
==========================================================================================================
Realized &               Realized loss on investments--net ..................                     (231,704)
Unrealized Gain (Loss)   Unrealized appreciation on investments--net ........                    3,247,154
On Investments-- Net:                                                                          -----------
                         Net Increase in Net Assets Resulting from Operations                  $ 3,026,368
                                                                                               ===========
==========================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the Period
MASTER LARGE CAP                                                              Dec. 22, 1999+ to
VALUE PORTFOLIO    Increase (Decrease) in Net Assets:                           Oct. 31, 2000
===============================================================================================
Operations:        Investment income--net ......................................   $     10,918
                   Realized loss on investments--net ...........................       (231,704)
                   Unrealized appreciation on investments--net .................      3,247,154
                                                                                   ------------
                   Net increase in net assets resulting from operations ........      3,026,368
                                                                                   ------------
===============================================================================================
Net Capital        Increase in net assets derived from net capital contributions     73,111,973
Contributions:                                                                     ------------
===============================================================================================
Net Assets:        Total increase in net assets ................................     76,138,341
                   Beginning of period .........................................      1,000,000
                                                                                   ------------
                   End of period ...............................................   $ 77,138,341
                                                                                   ============
===============================================================================================

FINANCIAL HIGHLIGHTS

MASTER LARGE       The following ratios have been derived     For the Period
CAP VALUE          from information provided in the          Dec. 22, 1999+ to
PORTFOLIO          financial statements.                       Oct. 31, 2000
===============================================================================
Ratios to Average  Expenses, net of reimbursement ...............         1.24%*
Net Assets:                                                         ===========
                   Expenses .....................................         1.63%*
Net Assets:                                                         ===========
                   Investment income--net .......................          .17%*
Net Assets:                                                         ===========
===============================================================================
Supplemental       Net assets, end of period (in thousands) .....   $   77,138
Data:                                                               ===========
                   Portfolio turnover ...........................        81.99%
Net Assets:                                                         ===========
===============================================================================
*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP VALUE PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in


                                    16 & 17

                            Merrill Lynch Large Cap Value Fund, October 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP VALUE PORTFOLIO

value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. For the period December 22, 1999 to October 31, 2000, FAM earned fees of $49,466, of which $26,072 was waived.

Accounting services are provided to the Portfolio by FAM.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period December 22, 1999 to October 31, 2000 were $77,151,067 and $8,219,759, respectively.

Net realized gains (losses) for the period December 22, 1999 to October 31, 2000 and net unrealized gains as of October 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                         Realized     Unrealized
                                                      Gains (Losses)     Gains
--------------------------------------------------------------------------------
Long-term investments ...............................   $ (231,708)  $ 3,247,154
Short-term investments ..............................            4            --
                                                        ----------   -----------
Total ...............................................   $ (231,704)  $ 3,247,154
                                                        ==========   ===========
--------------------------------------------------------------------------------

As of October 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $3,140,178, of which $4,504,475 related to appreciated securities and $1,364,297 related to depreciated securities. At October 31, 2000, the aggregate cost of investments for Federal income tax purposes was $73,718,185.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master Large Cap Value Portfolio
(One of the Series constituting Master Large
Cap Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Value Portfolio as of October 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Large Cap Value Portfolio as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period December 22, 1999 (commencement of operations) to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
December 11, 2000


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Large Cap Value Fund of
Merrill Lynch
Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         CAPVAL--10/00

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